Short-term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments
Short-term Investments

4.Short-term Investments

Short-term investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Held-to-maturity debt securities	61,549,143	86,203,296	13,527,177
Trading debt securities	3,001,951	313,322	49,168
	64,551,094	86,516,618	13,576,345

The gross unrecognized holding gain or loss on the held-to-maturity debt securities was nil as of December 31, 2020 and 2021.

The cost of trading debt securities was RMB2,998,310 and RMB300,000 (US$47,077), with net unrealized gain of RMB3,641 and RMB13,322 (US$2,091) as of December 31, 2020 and 2021, respectively.

For the years ended December 31, 2019, 2020 and 2021, interest income related to short-term debt securities was RMB500,298, RMB1,175,842 and RMB1,093,654 (US$171,618), respectively.